Common Stock and Earnings (Loss) Per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock and Earnings (Loss) Per Common Share [Abstract]
Income (loss) available to common stockholders	$ 2,022	$ (6,517)
Weighted average shares outstanding (in shares)	5,011	5,011
Shares outstanding including assumed conversion (in shares)	5,011	5,011
Basic earnings (loss) per share (in dollars per share)	$ 0.40	$ (1.3)
Fully diluted earnings (loss) per share (in dollars per share)	$ 0.40	$ (1.3)